Provisions for liabilities and charges - Roll-forward (Details) £ in Millions	6 Months Ended
Jun. 30, 2026 GBP (£)
Provisions for liabilities and charges
Balance at beginning of the period	£ 619
Expected credit losses impairment charge	5
Acquisition of companies and businesses	19
Charge to income statement	267
Release to income statement	(77)
Provisions utilised	(161)
Balance at end of the period	672
Customer redress
Provisions for liabilities and charges
Balance at beginning of the period	282
Acquisition of companies and businesses	8
Charge to income statement	6
Release to income statement	(23)
Provisions utilised	(92)
Balance at end of the period	181
Litigation and other regulatory
Provisions for liabilities and charges
Balance at beginning of the period	64
Currency translation and other movements	1
Charge to income statement	12
Release to income statement	(3)
Provisions utilised	(1)
Balance at end of the period	73
Property
Provisions for liabilities and charges
Balance at beginning of the period	73
Acquisition of companies and businesses	7
Charge to income statement	5
Release to income statement	(7)
Provisions utilised	(7)
Balance at end of the period	71
Financial commitments and guarantees
Provisions for liabilities and charges
Balance at beginning of the period	58
Expected credit losses impairment charge	5
Provisions utilised	(1)
Balance at end of the period	62
Other
Provisions for liabilities and charges
Balance at beginning of the period	142
Currency translation and other movements	(1)
Acquisition of companies and businesses	4
Charge to income statement	244
Release to income statement	(44)
Provisions utilised	(60)
Balance at end of the period	£ 285